Interim consolidated statement of comprehensive income - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue		€ 44	€ 0
Cost of sales		(44)	0
Gross profit		0	0
Research and Development expenses		(2,139)	(10,527)
General & Administrative expenses		(3,665)	(6,245)
Change in fair value of contingent consideration		0	1,128
Other income		2,123	1,781
Other expenses		(64)	(214)
Operating Loss	[1]	(3,745)	(14,077)
Financial income		26	148
Financial expenses		(21)	(127)
Loss before taxes		(3,740)	(14,056)
Income taxes		0	0
Loss for the period		€ (3,740)	€ (14,056)
Basic and diluted loss per share (in €)		€ (0.17)	€ (0.62)
Other comprehensive income/(loss)
Items that will not be reclassified to profit and loss		€ 0	€ 0
Remeasurements of post-employment benefit obligations, net of tax		0	0
Items that may be subsequently reclassified to profit or loss		(1)	(9)
Currency translation differences		(1)	(9)
Other comprehensive income / (loss) for the period, net of tax		(1)	(9)
Total comprehensive loss for the period		(3,741)	(14,065)
Comprehensive income, attributable to owners of parent		€ (3,741)	€ (14,065)

[1]	The operating loss arises from the Company’s loss for the period before deduction of financial income, Financial expenses and Income taxes. The purpose of this measure by Management is to identify the Company’s results in connection with its operating activities.